Reinsurance - Cost of Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reinsurance
Cost of reinsurance asset	$ 3,529.7	$ 3,339.1
Cost of reinsurance liability	673.3	479.8
Cost of reinsurance amortization	$ 20.4	$ 19.3	$ 23.0